Share-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
12.	SHARE-BASED COMPENSATION

Share options

In November 2012, the Company adopted a share incentive plan (“2012 Plan”), which was amended in October 2013. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2012 Plan is 44,758,220 ordinary shares.

On November 1, 2012, the Company granted 9,050,000 and 100,000 share options, respectively, to its employees and consultants with exercise prices of $0.0327 per share, which has a vesting period of 4 years.

On October 10, 2013, the Company granted 8,580,000 and 5,500,000 share options to its employees and executives with exercise prices of $0.1404 per share, which has a vesting period of 4 years.

On March 1, 2014, the Company granted 4,048,660, 444,866 and 100,000 share options to its executives, employees and consultants, respectively, with exercise prices of $0.1404 per share, which has a vesting period of 4 years.

On October 29, 2014, the Company granted 2,963,500 share options to employees with exercise price of $0.0002 per share and vesting period of 4 years.

In November, 2014, the Company adopted the 2014 share incentive plan (“2014 Plan”), pursuant to which a maximum aggregate of 14,031,194 Class A ordinary shares may be issued pursuant to all awards granted thereunder. Beginning in 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan. With the adoption of the 2014 Plan, the Company will no longer grant any incentive shares under the 2012 Plan.

The following table summarizes information regarding the stock options granted:

	For the years ended December 31,
	2012			2013			2014
	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date
Outstanding at beginning of period	—	—	—	9,150,000	$0.0327	$0.1600	23,230,000	$0.0980	$0.2412
Granted	9,150,000	$0.0327	$0.1600	14,080,000	$0.1404	$0.2939	7,557,026	$0.0854	$4.9994
Exercised	—	—	—	—	—	—	—	—	—
Forfeited	—	—	—	—	—	—	(67,000)	$0.1258	$0.9649

Outstanding at end of period	9,150,000	$0.0327	$0.1600	23,230,000	$0.0980	$0.2412	30,720,026	$0.0948	$1.4101

There were 8,080,000 vested options, and 22,640,026 options expected to vest as of December 31, 2014. For options expected to vest, the weighted-average exercise price is $0.1003 as of December 31, 2014 and aggregate intrinsic value is $1,775, $7,227 and $133,569 as of December 31, 2012, 2013 and 2014, respectively.

The following table summarizes information with respect to share options outstanding as of December 31, 2014:

	Options outstanding				Options exercisable
	Number outstanding	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2014	Number exercisable	Exercise price per option	Aggregate intrinsic value as of December 31, 2014
November 1, 2012	9,150,000	7.84	$0.0327	$54,601	4,575,000	$0.0327	$27,300
October 10, 2013	14,020,000	8.78	$0.1404	$82,152	3,505,000	$0.1404	$20,538
March 1 ,2014	4,593,526	9.16	$0.1404	$26,916	—	—	—
October 29, 2014	2,956,500	9.83	$0.0002	$17,738	—	—	—

	30,720,026			$181,407	8,080,000		$47,838

The fair value of options granted was estimated on the date of grant using the binomial tree or Black-Sholes pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price
November 1, 2012	2.31%	10 years	61.7%	—	$0.0327
October 10, 2013	3.09%	10 years	54.4%	—	$0.1404
March 1, 2014	3.25%	10 years	53.7%	—	$0.1404
October 29, 2014	2.44%	10 years	57.5%	—	$0.0002

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(2)	Contractual term

The Company used the original contractual term.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(6)	Fair value of underlying ordinary shares

Before closing of IPO, The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation, which used management’s best estimate for projected cash flows as of each valuation date. After closing of IPO, the fair value of the ordinary shares is determined as the closing sales price of the ordinary shares as quoted on the principal exchange or system.

For employee stock options, the Group recorded share-based compensation of $56, $586 and $5,848 during the years ended December 31, 2012, 2013 and 2014, respectively, based on the fair value on the grant dates over the requisite service period of award according to the vesting schedule for employee share option.

For non-employee options the Group recorded share-based compensation of $1, $9 and $437 during the years ended December 31, 2012, 2013 and 2014, respectively, based on the fair value at the commitment date and recognized over the period the service is provided.

As of December 31, 2014, total unrecognized compensation expense relating to unvested share options was $36,127, which will be recognized over 3.44 years. The weighted-average remaining contractual term of options outstanding is 8.65 years.

Non-vested restricted shares

In April 2012, the Company’s four founding shareholders entered into an arrangement with the investor in conjunction with the issuance of Series A preferred shares, whereby all of their 147,000,000 ordinary shares (“Founders’ shares”) became subject to service and transfer restrictions. Such Founders’ shares are subject to repurchase by the Company upon early termination of their four years of employment. The repurchase price is the par value of the ordinary shares. 25% of the Founders’ shares shall be vested annually. The restricted share agreements were subsequently amended on June 11, 2012 and July 18, 2012, respectively. Pursuant to the agreements, 25% of the Founders’ shares shall vest upon the closing of issuance of Series B preferred shares and the remaining 75% shall be vested monthly in equal installments over the next 36 months. This arrangement has been accounted for as a grant of restricted stock awards subject to service vesting conditions. Because the modification does not affect any of the other terms or conditions of the award, presumably the fair value before and after the modification is the same.

On May 15, 2014, the Company’s four founding shareholders entered into an agreement with the investors to renew the arrangement. The Company considered the amendment of agreement as a modification of vesting of the restricted shares. Pursuant to the agreement, the Company shall be entitled to repurchase 50% and 25% of such shares in the case that founders terminate their employments with the Company before April 17, 2015 and during the period from April 17, 2015 to April 17, 2016, respectively, at a price of US$0.0001 per share or the lowest price permitted under applicable laws. Therefore, the Company considered that 50% of the total restricted shares were vested immediately on the amendment date and 25% shall be vested annually on April 17 in the next two years ending April 17, 2016. Before the modification date, May 15, 2014, there were 131,348,411 ordinary shares, of which 45,937,500 were unvested restricted shares. As the result of modification, 19,736,705 vested ordinary shares were classified to unvested restricted shares on the modification date and the corresponding compensation costs for these unvested restricted shares were amortized over the remaining service period. Because the modification does not affect any of the other terms or conditions of the award, the fair value of the restricted shares before and after the modification is the same.

A summary of non-vested restricted share activity during the years ended December 31, 2012, 2013 and 2014 is presented below:

Number of shares
Outstanding as of January 1, 2012	147,000,000
Granted	—
Forfeited	—
Vested	(52,062,500)

Outstanding as of December 31, 2012	94,937,500
Granted	—
Forfeited	—
Vested	(36,750,000)

Outstanding as of December 31, 2013	58,187,500
Granted	—
Modification	19,736,705
Vested	(20,673,449)

Outstanding as of December 31, 2014	57,250,756

The weighted average grant date fair value of the non-vested restricted shares was $0.01 per share and the aggregated fair value was $1,470.

The Company recorded compensation expense of $535, $368 and $335 during the years ended December 31, 2012, 2013 and 2014, respectively, related to non-vested restricted shares.

As of December 31, 2014, total unrecognized compensation expense relating to the non-vested restricted shares was $232. The amount is expected to be recognized over 1.30 years using the straight-line method.

Restricted share units (“RSUs”)

On December 11, 2014, the Company granted a total of 40,001 shares of RSUs to employees under the 2014 Plan.

The restricted share units will vest in accordance with the vesting schedule set out in the RSUs award agreement, which is 50% of the RSUs shall vest at the end of every six months since the grant date. The Company will forfeit the unvested portion of the RSUs if the grantees terminate their service during the vesting period.

The fair value of these RSUs is measured on the grant date based on the market price of the ordinary share on the grant date. The following table summarizes information regarding the share units granted:

Number of shares
Outstanding as of January 1, 2014	—
Granted	40,001
Forfeited	—
Vested	—

Outstanding as of December 31, 2014	40,001

The weighted average grant date fair value of RSUs was $8.51 per share and the aggregated fair value was $340.

The intrinsic value of RSUs vested was $nil for the year ended December 31, 2014. The weighted average remaining contractual terms and aggregate instinct value of RSUs, which were expected to vest, as of the year ended December 31, 2014 were 0.95 years and $240, respectively.

The Group recorded share-based compensation of $18 for RSUs during the year ended December 31, 2014, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

As of December 31, 2014, total unrecognized compensation expense relating to RSUs was $322. The amount is expected to be recognized over a weighted average period of 0.95 years using the straight-line method.